ACQUISITION, DISPOSITION AND DECONSOLIDATION (Details Narrative) (USD $)	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended		0 Months Ended				5 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011	Jul. 18, 2011	Jul. 22, 2011 Continental Resources Group	Jul. 22, 2011 Continental Resources Group Barry Honig, Director and CEO	Jul. 22, 2011 Continental Resources Group Barry Honig Family Members	Jul. 22, 2011 Continental Resources Group Shareholder	Jun. 30, 2012 Amicor	Jun. 11, 2012 Amicor	Jan. 26, 2012 Amicor	May 24, 2012 Valor Gold	May 24, 2012 Valor Gold Barry Honig Family Members	May 24, 2012 Valor Gold Shareholder
Description of asset purchase agreement with Continental Resources										Closed on the purchase of substantially all of the assets of Continental in consideration for (i) shares of the Company's common stock which was equal to eight shares for every 10 shares of Continental's common stock outstanding; (ii) the assumption of the outstanding warrants to purchase shares of Continental's common stock and (iii) the assumption of Continental's 2010 Equity Incentive Plan and all options granted and issued thereunder
Common Stock Issued for purchase of assets or interest										76,095,214
Membership Interest Acquired										29.65%
Warrants Issued for purchase of assets or interest										41,566,999
Stock Options issued for purchase of assets or interest										2,248,000
Percentage of outstanding common stock acquired										67.00%
Value of common stock issued										$ 14,857,676
Cash										11,164,514
Note receivable										2,000,000
Prepaid Expenses and Other Current Assets										1,904,997
Liabilities assumed (including a 12% note payable of $50,000)										(293,659)
Net purchase price										14,857,676
Shares of Continental held by related parties prior to purchase agreement											2,685,000	3,075,838	4,569,252
Percentage ownership of related parties of Continental prior to purchase agreement										15.00%
Notes Payable to Continental, subsequently assumed in acquisition									2,000,000
Notes payable interest rate									6.00%
Purchase agreement description of registration and liquidation clause

The Purchase Agreement constitutes a plan of reorganization within the meaning of Treasury Regulations Section 1.368-2(g) and constitutes a plan of liquidation of Continental.   The Company agreed to file a registration statement under the Securities Act in connection with liquidation of Continental no later than 30 days following (i) the closing date of the Asset Sale or (ii) the date that Continental delivered or filed its audited financial statements for the fiscal year ended March 31, 2011.  Continental will subsequently distribute the registered shares to its shareholders as part of its liquidation.  The Company agreed to use its best efforts to cause such registration to be declared effective within 12 months following the closing date of the asset sale.  The Company had agreed to pay liquidated damages of 1% per month, up to a maximum of 5%, in the event that the Company fails to file or is unable to cause the registration statement to be declared effective.  Continental was expected to liquidate on or prior to July 1, 2012 however, such registration statement filed by the Company has not been declared effective and as a result, Continental was unable to liquidate prior to July 2012. In August 2012, the Company entered into an Amendment Agreement with Continental and Acquisition Sub whereby the parties agreed to amend the Asset Purchase Agreement dated as of July 22, 2011, to remove the liquidated damages provision associated with the registration rights obligations by the Company.

Purchase price of options to purchase properties and claims sold to Amicor, cash																10
Purchase price of options to purchase properties and claims sold to Amicor, shares																10,000,000
Purchase price of options to purchase properties and claims sold to Amicor, promissory note																1,000,000
Amicor Option Exercise Description															Amicor notified the Company of its decision to exercise the option. The Company and Amicor effected the exercise of the Option, through the assignment of the Company's wholly owned subsidiary Acquisition Sub, which is the owner of 100% of teh issued and outstanding common stock of each of Green Energy Fields, Inc., a Nevada corporation (which is the owner of 100% of the issued and outstanding common stock of CPX Uranium, Inc.) and ND Energy, Inc. Additionally, ND Energy and Green Energy hold a majority of the outstanding membership interests of Secure Energy LLC. As a resutl of the assignment Acquisition Sub is no longer a subsidiary of the Company.
Issuance of a note receivable in connection with sale of uranuim assets pursuant to an option agreement				930,000										930,000
Notes receivable, net	500,000			500,000		500,000								0
Accounting description for Amicor transaction															The Company accounted for such transaction pursuant to ASC 845-10 "Nonmonetary Transactions" and related subtopics for an exchange of a nonmonetary asset for a noncontrolling ownership interest in a second entity. Since teh Company received cash in exchange of its nonmonetary assets and teh cash received was greater than 25% of the fair value of the assets exchanged, the transaction was considered a monetary exchange and full or partial gain recognition is required. The fair value of the uranium assets exchanged approximates the Company's carrying value which amounted to $0. In accordance with ASC 845-10, the Company recognized a gain from the sale of uranium assets of $930,000 which representes the cash collected from teh note as of June 30, 2012.
Purchase price of Red Battle sold to Valor Gold, cash																	2,000,000
Purchase price of Red Battle sold to Valor Gold, 5% promissory note																	5,000,000
Purchase price of Red Battle sold to Valor Gold, shares																	25,000,000
Recorded Value of shares																	83,333
Other consideration in purchase price of Red Battle sold to Valor Gold, description																	As further consideration for the merger, (i) Arthur Leger, the Company's former Chief Geologist, agreed to surrender to thh Company for cancellation of 1,750,000 shares of the Company's common stock; (ii) Arthur Leger agreed to grant, as lessor a 1% net smelter returns production royalty on all minerals produced from certain claims under the Red Rock Mineral Prospect and North Battle Mountain Mineral Prospect leases to the Company; and (iii) Mr. Leger agreed to defer certain royalty payments under the terms of teh Lease Agreementw with Arttor Gold related to teh Red Rocks and North Battle Mineral Prospect Claims.
Note receivable from Valor Gold, description of terms																	Under the terms of the note, all outstanding principal, together with all accrued but unpaid interest is payable upon the earlier of: (i) the closing of one or more private placements of teh Valord Gold's secuirties in which Valor Gold receives gorss proceeds of at least $7,500,000 or (ii) 18 months following the issuance of the note.
Other receivables	4,934		113,241	4,934		4,934		113,241
Common Shares of Valor Gold held by related parties prior to purchase agreement																		5,600,003	750,000
Common shares of Valor Gold purchased by related parties during Valor Gold's private placement																			1,250,000
Shares of Valor Gold Series A Preferred Stock purchased by related parties during Valor Gold's private placement																		5,000,000
Description of B. Honig's control over Valor Gold

Assuming the conversion into common stock of Valor Gold’s Series A Preferred Stock both the interest of the aforementioned shareholder and entities controlled by Mr. Honig in Valor Gold shall account for 18%  of Valor Gold’s issued and outstanding common stock at the  closing of the Merger.  In addition to being large shareholders of the Company and Valor Gold, both the shareholder and Mr. Honig/entities controlled by Mr. Honig, directly and indirectly, may influence the Company’s decisions with respect to voting of the 25,000,000 shares of Valor Gold owned by the Company, through ownership interests in Continental and their investments in both the Company and Valor Gold. Mr. Honig has served as co-Chairman of the Company and currently is a director of the Company.  Accordingly, the Company and Mr. Honig are considered to be founders and “promoters” of Valor Gold as defined under the Securities Act. As a result of such shareholder  and Mr. Honig/entities controlled by Mr. Honig being among the largest shareholders of the Company and Valor Gold, there may exist certain conflicts of interest with respect to the business and affairs of each of these companies.  The Company believes that the shareholder and Mr. Honig/entities controlled by Mr. Honig are independent private investors who have no agreements, arrangements or understandings with respect to the ownership or control over any of these companies. The Company also considered the guidance in EITF 02-5 “Common Control”, that the Merger Agreement was not treated as a common control transaction as there were no group of shareholders that holds more than 50% of the voting ownership interest of each entity with contemporaneous written evidence of an agreement to vote a majority of the entities’ shares in concert exists.

Gain from sale of subsidiary	$ 2,500,000			$ 2,500,000		$ 2,500,000
Description of Company's holdings in Valor Gold
Consequently, the issuance of 25 million shares of Valor Gold’s common stock to the Company accounted for approximately 38.6% of the total issued and outstanding stocks of Valor Gold as of May 24, 2012. As a result of the Company’s ownership interest of more than 20% of Valor Gold, the Company is considered to be an equity method investor which is accounted for under equity method of accounting.  As of June 30, 2012 the Company holds a 37.7% interest in Valor Gold.  The Company recorded its share of Valor Gold’s net loss which amounted to $83,333 using the equity method of accounting and such investment has been reduced to zero. Under ASC 323-10-35 “Investments – Equity Method”, the equity method investor shall discontinue applying the equity method when the investment has been reduced to zero and shall not provide for additional losses, unless the equity method investor provides or commits to provide additional funds to the investee, has guaranteed obligations of the investee, or is otherwise committed to provide further financial support to the investee. The Company is not obligated or committed to provide additional funds or further financial support to Valor Gold and as such the Company shall not record additional share of losses of Valor Gold upon reducing such investment to zero.